Income Taxes (Restated) - Schedule of Deferred Tax Assets (Details) (10-K/A) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 6,374,700	$ 4,285,020
Other deferred tax assets	8,916,350	3,392,290
Valuation allowance	(15,304,180)	(7,687,200)
Unrealized foreign exchange loss	13,130	8,870
Equipment		1,020
Total